S000073651 [Member] Investment Strategy - Bridge Builder Transition Fund III	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Transition Management Vehicle for Advisory Programs
The Fund is designed to be a transition management vehicle for Advisory Programs. Fund shares are available for purchase exclusively to clients of Edward D. Jones & Co., L.P. (“Edward Jones”) participating in an Advisory Program (collectively, “Clients”). In certain circumstances, a third party fund held by Clients (“Third Party Fund”) may distribute to Clients in-kind securities and other investments (rather than cash) (referred to herein as “Third Party Portfolio Securities”) in satisfaction of Edward Jones’ request to redeem Client shares of the Third Party Fund. The sole purpose of the Fund is to provide Clients with an investment vehicle that is designed to transition Third Party Portfolio Securities to cash in an efficient manner (each, a “Client Transition”).
In situations where Edward Jones requests to redeem shares of a Third Party Fund on behalf of its Clients and the Third Party Fund distributes Third Party Portfolio Securities to Clients instead of cash, Edward Jones, on behalf of Clients, may contribute such Third Party Portfolio Securities to the Fund in exchange for shares of the Fund equal in value to the Third Party Portfolio Securities, as valued by the Fund in accordance with its valuation procedures. The Fund will seek to orderly liquidate such Third Party Portfolio Securities as soon as reasonably practicable at a price that the Adviser believes is reasonable and will seek to minimize transaction costs to Clients in connection with such liquidations. After the Fund liquidates such Third Party Portfolio Securities, Edward Jones will submit redemption orders to the Fund on behalf of Clients as soon as reasonably practicable. The Fund will distribute the cash proceeds of the liquidated securities to Clients in redemption of their shares of the Fund upon receipt by the Fund of a redemption order submitted by Edward Jones on behalf of Clients.
When the Fund is not actively being used to facilitate a Client Transition, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s primary investment objective. The Fund could be invested in these types of investments for extended periods of time. The Adviser or its affiliates may provide the operating capital for the Fund when the Fund is not actively being used to facilitate a Client Transition, and the Adviser or one of its affiliates may be the sole shareholder of the Fund during such times. When the Fund is not actively being used to facilitate a Client Transition, the Fund will seek to preserve principal value.
Investment Strategies
The Fund has broad flexibility with respect to its portfolio holdings in order to enable the Fund to accommodate the contribution of Third Party Portfolio Securities, which will be contributed to the Fund by the Clients participating in the Client Transition at the start of each Client Transition. As a result, the securities in the Fund’s portfolio will be determined by the securities and other investments that compose the Third Party Portfolio Securities for each Client Transition. Third Party Portfolio Securities could comprise any type of securities or other investments and will be received by the Fund without consideration of the investment risks or potential investment performance. Therefore, the Fund is permitted to hold all types of securities and other investments, including, but not limited to, various types of fixed income investments, such as bonds, asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), and below investment grade securities (also known as “junk bonds”); various types of equity investments, such as common stocks, convertible securities and interests in real estate investment trusts (“REITs”); privately offered securities; illiquid or restricted securities; derivatives; commodities; securities of other investment companies; and cash equivalents.
Once the Third Party Portfolio Securities are received by the Fund, the Adviser will not actively manage the Third Party Portfolio Securities. Rather, the Adviser’s primary focus will be to seek to orderly liquidate such Third Party Portfolio Securities as soon as reasonably practicable at a price the Adviser believes is reasonable and to seek to minimize transaction costs to Clients in connection with such liquidations. As a result, except as discussed herein, the Fund does not expect to hold any securities other than the Third Party Portfolio Securities contributed to the Fund at the start of each Client Transition, except that the Adviser may purchase cash equivalents, repurchase agreements, short-term fixed income securities and shares of money market funds (referred to herein, as “Cash Investments”) in connection with managing the cash raised during the liquidation process. In addition, the Adviser may invest Fund assets in Cash Investments to the extent necessary to avoid the Fund violating legal restrictions applicable to the Fund (e.g., tax diversification requirements).
As part of the Fund’s investment strategies, the Fund may receive all types of fixed income securities across different fixed-income market sectors and maturities and of varying credit quality. Such holdings may include fixed-income securities issued or guaranteed by the U.S. government or its agencies; municipal bonds; corporate bonds; convertible securities; corporate commercial paper; ABS, including collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”); privately-issued fixed income securities (e.g., Rule 144A securities); floating rate securities; inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”) issued by the U.S. Treasury) and other inflation-indexed bonds issued both by governments and corporations; structured securities; mortgage-related securities and MBS, including pass-through securities; collateralized mortgage obligations (“CMOs”); adjustable rate mortgage securities (“ARMs”); interest-only securities (“IOs”); principal-only securities (“POs”); inverse floaters; privately-issued MBS; commercial mortgage-backed securities (“CMBS”); mortgage dollar rolls; bank loans; and inflation-protected securities. The Fund may receive securities deemed below investment grade, also known as “junk bonds.” The Fund may receive U.S. dollar-denominated securities and non-U.S. dollar‑denominated securities issued by foreign entities, including those located in emerging markets, and obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises. There are no limits regarding the Fund’s portfolio duration or the average maturity of its fixed income investments.
The Fund may receive all types of equity securities across different market capitalization ranges and issued by both U.S. and foreign companies, including those located in emerging markets. Such investments may include common stocks; preferred stocks; bonds, notes and debentures convertible into common stocks (i.e., convertible securities); warrants to acquire common stock; depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”); real estate related securities (including equity and mortgage REITs); and privately issued equity securities.
The Fund may receive all types of derivative instruments, such as futures, forwards, options, and swaps. In addition, the Fund may receive securities of other investment companies, including open-end funds, closed-end funds, and exchange-traded funds (“ETFs”).
The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments).
There is no limit on the number of countries in which the Fund may be invested; alternatively, the securities the Fund receives may be in a single country or a small group of countries.
The Fund may receive restricted or illiquid securities.
The Fund may concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries only if the securities and other investments that compose the Third Party Fund for which a Client Transition relates are so concentrated.
Given the purpose of the Fund, the Fund will sell securities frequently. The sale of the Fund’s securities will result in transaction costs and may result in capital gains to the Fund, which will ultimately be borne by Clients.
When the Fund is not actively being used to facilitate a Client Transition, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements, short-term fixed income securities, and other short-term obligations that would not ordinarily be consistent with the Fund’s primary investment objective.
Because the Adviser’s primary focus will be to seek to orderly liquidate the Third Party Portfolio Securities as soon as reasonably practicable, during the Fund’s liquidation process the Fund may not be able to comply with the investment strategies and policies discussed in this Prospectus.